SUPPLEMENTAL CASH FLOW INFORMATION	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
NOTE 12 - SUPPLEMENTAL CASH FLOW INFORMATION
		2017	2016	2015
		$	$	$
a)	Change in Non-Cash Working Capital Accounts

	Accounts Receivable	(281,445)	35,155	(51,019)
	GST Recoverable	(6,672)	566	5,552
	Prepaid Expenses	(153,311)	(3,087)	(5,885)
	Trade and Other Payables	(103,884)	(76,175)	84,523
	Liabilities to Customers	286,990	(32,428)	42,747

		(258,322)	(75,969)	75,918

b)	Significant Non-Cash Financing Activities

	Shares Issued in Settlement of Debts	103,689	276,983	-
	Shares Issued for Services	21,986	15,000	85,000
	Expenses Paid by An Arm’s Length Party	-	8,569	-

		125,675	300,552	85,000

c)	Other Information

	Interest Paid	16	28,974	49
	Income Taxes Paid	-	-	-